Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (current liabilities)
(in U.S. dollars)	LGES	Yorkville	TOTAL
Balance at January 1, 2024	28,554,210	—	28,554,210
Interest expense	1,806,365	—	1,806,365
Effect of foreign currency movements	—	—	—
Balance at December 31, 2024	30,360,575	—	30,360,575
Initial Recognition	—	82,658,645	82,658,645
Costs of issue of convertible notes	—	(10,272,148)	(10,272,148)
Interest expense*	1,801,403	—	1,801,403
Effect of foreign currency movements	—		—
Conversions		(43,832,847)	(43,832,847)
Balance at December 31, 2025	32,161,978	28,553,650	60,715,628

* Interest expense on the LGES convertible notes, for the year ended December 31, 2025, is calculated by applying the effective interest rate of 6.56% to the liability component. Interest payable on the Yorkville convertible notes is included in sundry payables and accrued expenses.

Derivative Financial Instruments (current liabilities)
(in U.S. dollars)	LGES	Yorkville	TOTAL
Balance at January 1, 2024	866,278	—	866,278
Fair value loss (gain)	4,536,546	—	4,536,546
Effect of foreign currency movements	(34,200)	—	(34,200)
Balance at December 31, 2024	5,368,624	—	5,368,624
Initial Recognition	—	17,341,356	17,341,356
Costs of issue of convertible notes	—	(2,118,335)	(2,118,335)
Fair value loss (gain)	(3,999,171)	(1,101,629)	(5,100,800)
Effect of foreign currency movements	310,974	7,583,695	7,894,669
Loss on extinguishment of convertible notes	—	32,940,662	32,940,662
Conversions	—	(49,101,027)	(49,101,027)
Balance at December 31, 2025	1,680,427	5,544,722	7,225,149